Research and Development Expenses (Tables)	12 Months Ended
Dec. 31, 2024
Research and Development Expenses [Abstract]
Schedule of Research and Development Expenses

	2022	2023	2024
	$’000	$’000	$’000
CRO service fees	36,383	39,612	29,203
Employee compensation	13,406	14,797	11,950
Depreciation and Amortization	1,425	1,697	1,354
material fees	1,501	677	1,057
Others	1,775	1,369	1,351
Total	54,490	58,152	44,915